Accounts receivable, net - Allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Analysis of the allowance for credit losses
Balance at beginning of year, current portion	¥ 137,961
Balance at end of year, current portion	160,445	$ 25,309	¥ 137,961
Balance at beginning of year, non-current portion	67,095	10,584	71,421	¥ 74,800
(Credited)/charged to allowance for credit losses, non-current portion	934	147	3,040	(750)
Write-off charged against the allowance for the year, non-current portion	(8,992)	(1,418)	(7,366)	(2,629)
Balance at end of year, non-current portion	59,037	9,313	67,095	71,421
Processing fees
Analysis of the allowance for credit losses
Balance at beginning of year, current portion	74,843	11,806	57,648	44,641
(Credited)/charged to allowance for credit losses	16,248	2,563	17,379	13,007
Write-off charged against the allowance for the year	(923)	(147)	(184)
Balance at end of year, current portion	90,168	14,222	74,843	57,648
Storage fees
Analysis of the allowance for credit losses
Balance at beginning of year, current portion	62,771	9,902	53,911	43,077
(Credited)/charged to allowance for credit losses	16,095	2,539	15,777	13,628
Write-off charged against the allowance for the year	(9,799)	(1,546)	(6,917)	(2,794)
Balance at end of year, current portion	69,067	10,895	62,771	53,911
Others
Analysis of the allowance for credit losses
Balance at beginning of year, current portion	347	55	310	1,916
(Credited)/charged to allowance for credit losses	1,062	168	1,016	(1,490)
Write-off charged against the allowance for the year	(199)	(31)	(979)	(116)
Balance at end of year, current portion	¥ 1,210	$ 192	¥ 347	¥ 310